Income Taxes - Summary of Net Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Valuation allowance associated with deferred tax assets		$ (192)	$ (215)
Balance sheet classifications:
Deferred tax liability-long-term	(214)	(222)
Successor
Deferred tax assets:
Net operating loss and other carryforwards		664	495
Property, plant and equipment		197	6
Reserves for environmental remediation and restoration		31	6
Obligations for pension and other employee benefits		79	57
Investments		31	34
Grantor trusts		109	123
Inventory		2	4
Interest		24
Other accrued liabilities		50	16
Long-term notes payable		52
Unrealized foreign exchange losses		10	1
Other		8	1
Total deferred tax assets		1,257	743
Valuation allowance associated with deferred tax assets		(753)	(561)
Net deferred tax assets		504	182
Deferred tax liabilities:
Property, plant and equipment		(386)	(67)
Intangibles		(110)	(118)
Inventory		(22)	(1)
Other		(8)	(2)
Total deferred tax liabilities		(526)	(188)
Net deferred tax asset (liability)		(22)	(6)
Balance sheet classifications:
Deferred tax assets-current		114	4
Deferred tax assets-long-term		91	9
Deferred tax liability-current		(5)
Deferred tax liability-long-term		(222)	(19)
Net deferred tax asset (liability)		$ (22)	$ (6)